Share capital, share premium and own shares - Transactions in Prudential plc shares (Details) - GBP (£)	1 Months Ended																									12 Months Ended
	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings	£ 170,000,000												£ 250,000,000													£ 170,000,000	£ 250,000,000
Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held	9,600,000									14,900,000			11,400,000													9,600,000	11,400,000
Market value of shares held	£ 135,000,000												£ 218,000,000													£ 135,000,000	£ 218,000,000
Number of shares purchased	73,744	67,162	148,209	82,612	60,384	55,888	181,995	63,334	1,664,334	55,623	55,765	51,555	53,519	53,951	136,563	51,226	55,857	51,984	182,780	55,744	3,090,167	70,139	65,706		62,388	2,560,605	3,930,024
Cost of shares purchased	£ 1,045,278	£ 1,071,633	£ 2,477,127	£ 1,400,868	£ 1,090,283	£ 993,779	£ 3,335,725	£ 1,216,136	£ 29,113,556	£ 1,025,238	£ 1,004,362	£ 996,536	£ 986,000	£ 992,123	£ 2,483,879	£ 912,151	£ 1,025,802	£ 927,452	£ 3,269,447	£ 979,645	£ 51,369,760	£ 1,159,950	£ 1,052,657	£ 989,583		£ 44,770,521	£ 66,148,449
Shares held in authorized investment funds
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings	£ 20,000,000												£ 71,000,000													£ 20,000,000	£ 71,000,000
Number of shares held	3,000,000												6,400,000													3,000,000	6,400,000
Market value of shares held	£ 42,000,000												£ 121,000,000													£ 42,000,000	£ 121,000,000
Net number of shares on acquisitions (disposed)																										3,368,506	(372,029)
Net increase to book cost																										£ 50,500,000	£ 9,400,000
Minimum | Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Share price	£ 13.99	£ 15.95	£ 15.62	£ 16.95	£ 18.04	£ 17.68	£ 18.21	£ 18.91	£ 16.67	£ 18.25	£ 17.91	£ 19.18	£ 18.26	£ 18.38	£ 17.99	£ 17.45	£ 18.30	£ 17.72	£ 17.52	£ 17.50	£ 16.58	£ 16.40	£ 15.70	£ 15.83		£ 13.99	£ 18.26
Maximum | Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Share price	£ 14.30	£ 15.96	£ 16.84	£ 16.98	£ 18.10	£ 17.86	£ 18.65	£ 19.38	£ 17.95	£ 18.54	£ 18.10	£ 19.40	£ 18.47	£ 18.40	£ 18.22	£ 17.97	£ 18.73	£ 17.93	£ 18.00	£ 17.62	£ 16.80	£ 16.54	£ 16.09	£ 16.02		£ 14.30	£ 18.47